Condensed Parent Only Financial Statements, Condensed Statements of Operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Equity in net income (loss) of consolidated subsidiaries												$ (2.5)	$ 18.0	$ 14.8
General and administrative expenses												(161.7)	(148.0)	(151.5)
Income from operations		$ (206.9)	[1],[2]	$ 115.3	$ 112.4	$ 138.5	$ 163.1	[1]	$ 168.7	$ 150.3	$ 158.4	159.3	640.5	368.2
Other income (expense) [Abstract]
Income (loss) before income taxes												(111.8)	491.0	249.5
Deferred income tax (expense) benefit												(24.6)	4.4	(5.4)
Net income available to common shareholders		$ 27.0		$ 12.7	$ 15.2	$ 3.4	$ 25.6		$ 30.7	$ 26.4	$ 19.6	$ 58.3	$ 102.3	$ 65.1
Net income (loss) available per common share - basic (in dollars per share)		$ 0.48		$ 0.23	$ 0.27	$ 0.07	$ 0.61		$ 0.73	$ 0.63	$ 0.47	$ 1.09	$ 2.44	$ 1.56
Net income (loss) available per common share - diluted (in dollars per share)		$ 0.48		$ 0.23	$ 0.27	$ 0.07	$ 0.61		$ 0.73	$ 0.63	$ 0.47	$ 1.09	$ 2.43	$ 1.55
Weighted average shares outstanding - basic (in shares)												53.5	42.0	41.6
Weighted average shares outstanding - diluted (in shares)	[3]											53.6	42.1	42.1
Parent Company [Member]
CONDENSED STATEMENT OF OPERATIONS [Abstract]
Equity in net income (loss) of consolidated subsidiaries												$ 87.6	$ 109.8	$ 72.6
General and administrative expenses												(8.0)	(8.3)	(8.4)
Income from operations												79.6	101.5	64.2
Other income (expense) [Abstract]
Loss on debt extinguishment												(12.9)	0.0	0.0
Interest expense												(24.2)	(3.2)	(3.2)
Income (loss) before income taxes												42.5	98.3	61.0
Deferred income tax (expense) benefit												15.8	4.0	4.1
Net income available to common shareholders												$ 58.3	$ 102.3	$ 65.1
Net income (loss) available per common share - basic (in dollars per share)												$ 1.09	$ 2.44	$ 1.56
Net income (loss) available per common share - diluted (in dollars per share)												$ 1.09	$ 2.43	$ 1.55
Weighted average shares outstanding - basic (in shares)												53.5	42.0	41.6
Weighted average shares outstanding - diluted (in shares)												53.6	42.1	42.1

[1]	Included $32.6 million in the fourth quarter of 2015 and $3.2 million in the fourth quarter of 2014 losses due to impairments. See Note 6 - Property, Plant and Equipment and Intangible Assets.
[2]	Included a provisional goodwill impairment of $290.0 million in the fourth quarter of 2015. See Note 4 -Business Acquisitions.
[3]	For the year ended December 31, 2015 approximately 55,907 shares were excluded from the computation of diluted earnings attributable to common shares because the inclusion of such shares would have been anti-dilutive.